Stock-based Compensation - Summary of Company's Overall Restricted Shares (Detail) - $ / shares		12 Months Ended
	Jun. 15, 2021	Dec. 31, 2024
Restricted Shares [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		1,757,495
Granted, Number of Shares	518,706
Forfeited, Number of Shares		(171,569)
Vested, Number of Shares		(111,735)
Ending Balance, Number of Shares		1,474,191
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 7.22
Forfeited, Weighted Average Grant Date Fair Value per Share		7.13
Vested, Weighted Average Grant Date Fair Value per Share		8.62
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 9.64
Equity Settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		5,162,177
Granted, Number of Shares		3,744,323
Forfeited, Number of Shares		(315,618)
Vested, Number of Shares		(1,925,371)
Ending Balance, Number of Shares		6,665,511
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 4.94
Granted, Weighted Average Grant Date Fair Value per Share		5.97
Forfeited, Weighted Average Grant Date Fair Value per Share		5.21
Vested, Weighted Average Grant Date Fair Value per Share		4.95
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 5.5
Cash-settled Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		63,901
Granted, Number of Shares		66,695
Forfeited, Number of Shares		(13,021)
Vested, Number of Shares		(23,296)
Ending Balance, Number of Shares		94,279
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 5.13
Granted, Weighted Average Grant Date Fair Value per Share		5.5
Forfeited, Weighted Average Grant Date Fair Value per Share		5.33
Vested, Weighted Average Grant Date Fair Value per Share		5.06
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 5.38
Equity-settled Performance-Based Restricted Share Units [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Opening Balance, Number of Shares		9,550,502
Granted, Number of Shares		3,849,736
Forfeited, Number of Shares		(763,859)
Ending Balance, Number of Shares		12,636,379
Opening Balance, Weighted Average Grant Date Fair Value per Share		$ 4.09
Granted, Weighted Average Grant Date Fair Value per Share		5.58
Forfeited, Weighted Average Grant Date Fair Value per Share		4.11
Ending Balance, Weighted Average Grant Date Fair Value per Share		$ 5.37